Note 13 - Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Vessel Voyage and Operating Expenses [Text Block]
13.	Voyage and Vessel Operating Expenses

These consisted of:
	Year ended December 31,
	2017	2018	2019
Voyage expenses
Port charges and canal dues	1,156,511	384,893	251,197
Bunkers	407,978	876,195	804,211
Total	1,564,489	1,261,088	1,055,408

Vessel operating expenses
Crew wages and related costs	8,771,386	11,020,924	13,111,682
Insurance	1,261,976	1,537,539	1,844,088
Repairs and maintenance	643,788	1,043,632	1,110,995
Lubricants	1,169,412	1,665,849	2,029,230
Spares and consumable stores	2,391,420	3,445,422	4,758,290
Professional and legal fees	10,037	252,156	259,311
Other	771,323	1,020,648	869,686
Total	15,019,342	19,986,170	23,983,282